Long-Term Debt - Torill Sale and Leaseback (Details) - Knutsen Shuttle Tankers 15 AS - Torill Sale & Leaseback $ in Millions	1 Months Ended
Jun. 30, 2022 USD ($)
Long-Term Debt
Lease period	10 years
Gross sales price	$ 112.0
Net proceeds	$ 39.0